EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 1.7%

7	Next Renewable Fuels Series A(a)	6.0000		$ 5,546,475

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,547,660)			5,546,475

Principal Amount ($)
	CORPORATE BONDS — 4.1%
2,970,000	9595 SPV1, LLC(a)(b)	12.0000	09/01/25	2,970,000
2,500,000	CalPlant I, LLC(a)(b)(c)	9.5000	08/31/23	2,325,000
1,290,000	CalPlant I, LLC(a)(b)	15.0000	07/01/25	1,290,000
5,025,000	Convivial 2022 III LLC(a)(b)	12.0000	11/15/56	5,273,738
1,250,000	LSC Estero Prime(a)	12.0000	04/30/25	1,250,000
				13,108,738
	TOTAL CORPORATE BONDS (Cost $13,035,000)			13,108,738

	MUNICIPAL BONDS — 92.7%
	ARIZONA — 3.9%
1,000,000	Arizona Industrial Development Authority (Obligor: Empower College Prep) Series A(b)	6.0000	07/01/49	1,018,331
1,600,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc,)(b)(c)	7.7500	07/01/50	48,000
2,000,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series C(b)(c)	6.7500	07/01/30	60,000
540,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series A(b)(c)	6.0000	07/01/51	16,200
1,535,000	La Paz County Industrial Development Authority (Obligor: Imperial Valley Gateway Center)	7.0000	12/01/40	939,970
1,595,000	Maricopa County Industrial Development Authority (Obligor: Christian Care Surprise)(b)	6.0000	01/01/48	1,344,899
3,000,000	Maricopa County Industrial Development Authority (Obligor: Prescott Valley Charter School)(b)	7.3750	07/01/63	3,038,644
2,000,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre)(b)	6.6250	05/15/31	2,030,924
1,500,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series B(b)	6.2500	10/01/36	1,272,597
2,200,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series A(b)(d)	0.0000	10/01/56	1,843,881
1,000,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series A(b)(d)	0.0000	10/01/56	990,704
				12,604,150

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	ARKANSAS — 0.4%
1,300,000	Clarksville Public Educational Facilities Board (Obligor: University of The Ozarks)	6.2500	08/01/56	$ 1,362,151

	CALIFORNIA — 2.0%
1,030,000	California Municipal Finance Authority (Obligor: Westside Neighborhood Sch)(b)	6.2000	06/15/54	1,114,588
1,060,000	California Municipal Finance Authority (Obligor: Westside Neighborhood Sch)(b)	6.3750	06/15/64	1,157,294
1,000,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(b)(c)(e)	7.0000	07/01/25	13,500
5,065,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(e)	7.5000	07/01/32	68,378
3,845,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(e)	8.0000	07/01/39	51,908
2,500,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(e)	7.5000	12/01/39	250
3,675,000	California Public Finance Authority	6.3750	06/01/59	3,652,142
				6,058,060
	COLORADO — 8.3%
500,000	Aerotropolis Regional Transportation Authority(b)	5.5000	12/01/44	508,681
1,000,000	Aerotropolis Regional Transportation Authority(b)	5.7500	12/01/54	1,022,461
4,000,000	Aurora Highlands Community Authority Board	5.7500	12/01/51	3,919,514
2,500,000	Banning Lewis Ranch Metropolitan District No 8(b)	4.8750	12/01/51	2,090,640
2,000,000	Canyon Pines Metropolitan District No 8 Series A-1	5.2500	12/01/51	1,885,066
1,000,000	Cascade Ridge Metropolitan District	5.0000	12/01/51	903,324
750,000	Cottonwood Hollow Residential Metropolitan District	5.0000	12/01/51	670,916
1,000,000	Four Corners Business Improvement District	6.0000	12/01/52	1,032,798
1,500,000	Grandview Reserve Metropolitan District No 3 Series A	6.2500	12/01/52	1,507,139
1,000,000	Grandview Reserve Metropolitan District No 3 Series B	9.0000	12/15/52	1,008,512
1,000,000	Hess Ranch Metropolitan District No 5	6.5000	12/01/43	1,054,713
1,000,000	Ledge Rock Center Commercial Metropolitan District Series A(b)	7.3750	11/01/52	1,031,177
1,000,000	Ledge Rock Center Commercial Metropolitan District Series A(b)	7.0000	11/01/52	1,013,357
2,000,000	Legato Community Authority Series B	8.2500	12/15/51	1,906,863
1,500,000	Peak Metropolitan District No 3 Series A-1	7.5000	12/01/52	1,539,312
1,150,000	Riverpark Metropolitan District/Arapahoe County	6.3750	12/01/54	1,195,037
1,000,000	Sky Ranch Community Authority Board	4.2500	12/01/54	986,655
1,000,000	Sterling Ranch Community Authority Board	6.5000	12/01/54	1,053,246
1,000,000	Sterling Ranch Community Authority Board	8.7500	12/15/54	1,027,959

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	COLORADO — 8.3% (Continued)
1,000,000	Waters' Edge Metropolitan District No 2	5.0000	12/01/51	$ 946,423
				26,303,793
	DELAWARE — 0.6%
1,000,000	Delaware State Housing Authority	4.6000	07/01/49	1,018,624
1,000,000	Town of Milton(b)	5.7000	09/01/44	1,042,351
				2,060,975
	FLORIDA — 5.7%
400,000	Capital Projects Finance Authority/FL (Obligor: Kissimmee Charter School)(b)	6.1250	06/15/44	414,595
275,000	Capital Projects Finance Authority/FL (Obligor: Kissimmee Charter School)(b)	6.5000	06/15/54	284,867
445,000	Capital Projects Finance Authority/FL (Obligor: Kissimmee Charter School)(b)	6.6250	06/15/59	460,877
150,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b)(c)	7.0000	12/01/45	40,500
2,000,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b)(c)	7.1250	12/01/50	540,000
2,200,000	Capital Trust Agency, Inc. (Obligor: Tapestry Senior Housing Walden) Series A(b)(c)	7.0000	07/01/52	88,000
1,090,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b)(c)	6.5000	10/01/32	474,150
1,290,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b)(c)	6.7500	10/01/37	561,150
1,525,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b)(c)	7.0000	10/01/40	663,375
1,700,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b)(c)	7.0000	10/01/49	739,500
8,700,000	Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)(b)(c)	10.0000	07/01/25	8,265,001
5,800,000	Lake Country (Obligor: Village Veranda at Lady Lake Obligated Group)(b)(c)	7.1250	01/01/52	4,350,000
500,000	Palm Beach County Health Facilities Authority (Obligor: Lifespace Communities)	7.6250	05/15/58	565,943
780,377	William G King(b)	12.0000	10/01/24	780,377
				18,228,335
	GEORGIA — 1.1%
1,000,000	Atlanta Development Authority(b)	5.5000	04/01/39	1,039,700
1,000,000	Atlanta Development Authority(b)	0.0000	12/15/48	862,181
1,620,000	South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate)	5.2500	08/01/25	1,632,840
				3,534,721
	IDAHO — 0.7%
2,000,000	Spring Valley Community Infrastructure District No 1(b)	6.2500	09/01/53	2,130,867

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	ILLINOIS — 1.8%
3,000,000	Illinois Finance Authority (Obligor: Aim Art in Motion) Series A(b)	5.0000	07/01/51	$ 2,312,848
1,000,000	Illinois Finance Authority (Obligor: Plymouth Place) Series A	6.5000	05/15/47	1,081,645
2,500,000	Illinois Finance Authority (Obligor: Roosevelt University) Series A(b)	6.1250	04/01/49	2,510,567
				5,905,060
	INDIANA — 3.2%
1,500,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University, Inc.)	6.0000	10/01/42	1,276,615
1,500,000	Evansville Manufacturing Housing Revenue (Obligor: Evansville RCF LP)	5.4500	01/01/38	1,420,671
1,500,000	Goshen Manufacturing Housing Revenue (Obligor: Green Oaks of Goshen, LLC) Series A(b)	5.0000	08/01/41	1,306,048
5,960,000	Indiana Finance Authority (Obligor: Brightmark Plastics Renewal)(b)(e)	7.0000	03/01/39	2,805,508
500,000	Indiana Housing & Community Development Authority (Obligor: Vita of New Whiteland, LLC)	6.7500	01/01/43	510,241
3,500,000	Valparaiso Manufactured Housing Revenue (Obligor: Green Oaks of Valparaiso)(b)	5.3750	12/01/41	2,952,082
				10,271,165
	IOWA — 1.2%
3,495,000	Iowa Finance Authority (Obligor: Riserville Holdings)(b)(e)	5.0000	12/01/51	2,866,175
1,000,000	Iowa Finance Authority (Obligor: Sunrise Manor)	5.0000	09/01/51	795,952
				3,662,127
	KENTUCKY — 3.0%
8,875,000	Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)(b)	8.5000	06/01/40	8,500,790
1,000,000	Kentucky Housing Corporation	4.6000	07/01/49	1,025,408
				9,526,198
	LOUISIANA — 0.7%
770,000	Louisiana Public Facilities Authority (Obligor: Grambling High Foundation) Series A(b)	6.3750	06/01/52	776,228
480,000	Louisiana Public Facilities Authority (Obligor: Jefferson Rise Charter School) Series A(b)	6.0000	06/01/37	492,699
1,000,000	Louisiana Public Facilities Authority (Obligor: Jefferson Rise Charter School) Series A(b)	6.2500	06/01/52	1,015,433
				2,284,360
	MAINE — 0.6%
5,500,000	Maine Finance Authority (Obligor: Go Lab Madison, LLC)(b)(e)	8.0000	12/01/51	1,807,581

	MICHIGAN — 1.2%
1,000,000	Michigan Finance Authority (Obligor: Aquinas College)	5.0000	05/01/46	826,824
1,940,000	Michigan Finance Authority (Obligor: McLaren Health Care Corp Obligated Group)	4.0000	02/15/44	1,898,538

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	MICHIGAN — 1.2% (Continued)
25,000,000	Michigan Tobacco Settlement Finance Authority(d)	0.0000	06/01/58	$ 847,903
				3,573,265
	MINNESOTA — 0.4%
1,405,000	City of Minneapolis (Obligor: Northeast College Prep)	5.0000	07/01/55	1,159,885

	MISSISSIPPI — 1.5%
900,000	Mississippi Development Bank(b)	3.6250	11/01/36	867,411
3,740,000	Tunica County	6.0000	10/01/40	3,742,119
				4,609,530
	MISSOURI — 0.6%
1,385,000	Missouri Housing Development Commission	4.7000	11/01/54	1,410,990
625,000	Parkville Industrial Development Authority (Obligor: Park University)	3.2000	02/01/30	552,573
				1,963,563
	NEBRASKA — 1.0%
3,000,000	Nebraska Investment Finance Authority	4.8000	09/01/54	3,068,674

	NEW HAMPSHIRE — 0.5%
1,500,000	New Hampshire Business Finance Authority(b)	5.2500	12/01/35	1,501,032

	NEW JERSEY — 0.1%
395,000	New Jersey Economic Development Authority (Obligor: Kintock Obligated Group)(b)	7.0000	09/01/47	404,818

	NEW MEXICO — 1.4%
8,669,836	Sunland Medical Foundation(a)(b)	12.0000	04/30/25	4,394,740

	NEW YORK — 5.0%
1,815,000	Build NYC Resource Corporation (Obligor: Voices of Community Activists) Series A-1	7.6250	02/01/53	1,879,823
6,000,000	Erie Tobacco Asset Securitization Corporation(d)	0.0000	06/01/55	493,633
115,000,000	Erie Tobacco Asset Securitization Corporation(b)(d)	0.0000	06/01/60	5,582,158
50,000,000	New York Counties Tobacco Trust IV Series F(d)	0.0000	06/01/60	3,195,155
1,950,000	New York Transportation Development Corporation (Obligor: JFK Millennium Partners LLC)	5.2500	12/31/54	2,101,851
1,000,000	New York Transportation Development Corporation (Obligor: JFK NTO LLC)	6.0000	06/30/54	1,091,685
550,000	Ulster County Capital Resource Corporation (Obligor: Woodland Pond)	5.2500	09/15/47	470,539

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	NEW YORK — 5.0% (Continued)
920,000	Ulster County Capital Resource Corporation (Obligor: Woodland Pond)	5.2500	09/15/53	$ 759,731
				15,574,575
	OHIO — 1.4%
1,500,000	Ohio Housing Finance Agency	4.7000	09/01/54	1,536,165
2,600,000	Southern Ohio Port Authority (Obligor: PureCycle Ohio) Series A(b)(e)	7.0000	12/01/42	2,730,000
				4,266,165
	OKLAHOMA — 2.8%
6,900,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)(b)(e)	8.0000	08/01/39	5,864,999
750,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling) Series A(b)	8.0000	08/01/39	637,500
1,000,000	Oklahoma County Finance Authority(b)	6.2500	06/15/54	1,046,364
1,500,000	Oklahoma County Finance Authority(b)	6.5000	06/15/64	1,584,327
				9,133,190
	OREGON — 0.5%
1,500,000	Oregon State Facilities Authority (Obligor: Portland Vlg School)(b)	7.0000	12/15/60	1,534,639

	PENNSYLVANIA — 3.5%
535,000	Cheltenham Township Industrial Development (Obligor: Arcadia University)	5.0000	04/01/44	538,495
330,000	Cheltenham Township Industrial Development (Obligor: Arcadia University)	5.7500	04/01/54	337,625
4,000,000	Pennsylvania Economic Development Financing (Obligor: Consol Energy) Series A(b)(e)	9.0000	04/01/51	4,567,125
2,950,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b)	6.5000	12/01/38	885,000
2,650,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b)	6.7500	12/01/53	795,000
1,000,000	Pennsylvania Higher Educational Facilities	4.2500	11/01/48	1,001,194
3,000,000	Philadelphia Authority for Industrial Development (Obligor: Lasalle University)(b)	6.2500	05/01/42	2,889,046
				11,013,485
	PUERTO RICO — 3.1%
42,000,000	Children's Trust Fund(c)(d)	0.0000	05/15/57	2,812,635
120,000,000	Children's Trust Fund Series B(c)(d)	0.0000	05/15/57	7,380,996
				10,193,631
	SOUTH CAROLINA — 4.1%
400,000	City of Hardeeville(b)	4.0000	05/01/52	298,297
3,500,000	South Carolina Jobs-Economic Development Authority (Obligor: AAC East) Series A(b)(e)	7.0000	05/01/39	3,126,609

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	SOUTH CAROLINA — 4.1% (Continued)
6,150,000	South Carolina Jobs-Economic Development Authority (Obligor: CR River Park) Series A	7.7500	10/01/57	$ 6,555,131
1,500,000	South Carolina Jobs-Economic Development Authority (Obligor: Jasper Pellets) Series A(b)(c)(e)	7.0000	11/01/38	354,000
2,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Last Step Recycling, LLC) Series A(b)(c)(e)	6.5000	06/01/51	300,000
1,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Repower S. Berkeley)(b)(c)(e)	6.0000	02/01/35	100,000
25,000	South Carolina Jobs-Economic Development Authority (Obligor: Upstate Senior Living Obligated Group)	4.0000	11/15/27	24,800
1,330,000	South Carolina Jobs-Economic Development Authority (Obligor: Virtus Academy) Series A(b)	5.0000	06/15/51	1,124,997
1,100,000	South Carolina Jobs-Economic Development Authority (Obligor: Virtus Academy) Series A(b)	5.0000	06/15/56	912,864
				12,796,698
	TENNESSEE — 0.9%
1,000,000	Knox County Industrial Development Board (Obligor: TomPaul Knoxville, LLC)(b)(e)	9.5000	11/01/52	1,027,780
1,140,000	Metropolitan Government Nashville & Davidson (Obligor: Trousdale Foundation Obligated Group) Series B-1(b)(c)	7.5000	04/01/49	11,400
3,000,000	Shelby County Health Educational & Housing (Obligor: Luke Obligated Group) Series A	5.7500	10/01/59	2,051,211
				3,090,391
	TEXAS — 15.1%
11,900,000	Angelina & Neches River Authority (Obligor: Jefferson Enterprises Energy)(e)	7.5000	12/01/45	4,749,971
1,200,000	Arlington Higher Education Finance Corporation (Obligor: Cypress Christian School)(b)	6.2500	06/01/63	1,246,622
1,000,000	Arlington Higher Education Finance Corporation (Obligor: Odyssey 2020 Academy)(b)	6.1250	02/15/53	1,030,785
4,115,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling)(b)(e)	9.0000	03/01/39	3,497,750
3,215,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series A(b)(e)	9.0000	03/01/39	2,732,750
1,210,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series B(e)	7.0000	03/01/39	1,028,500
1,000,000	Calhoun County Navigation Industrial Development (Obligor: Max Midstream Texas, LLC) Series B(b)	6.5000	07/01/26	972,788
1,500,000	Calhoun County Navigation Industrial Development (Obligor: Max Midstream Texas, LLC) Series A(b)(e)	3.6250	07/01/26	1,390,967
900,000	Jefferson County Industrial Development (Obligor: TRP Crude Marketing)(b)(c)	7.7500	04/01/39	765,000
4,350,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial)(b)	15.0000	11/01/27	4,132,500
2,412,982	New Hope Cultural Education Facilities Finance (Obligor: Buckingham Senior Living Obligated Group) Series B(c)(f)	2.0000	11/15/61	891,968

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	TEXAS — 15.1% (Continued)
1,500,000	New Hope Cultural Education Facilities Finance (Obligor: Outlook at Windhaven) Series A	6.5000	10/01/33	$ 1,569,020
2,500,000	New Hope Cultural Education Facilities Finance (Obligor: Sanctuary LTC, LLC) Series A-2	6.5000	01/01/31	2,437,380
7,010,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(e)	8.0000	02/01/39	6,309,000
225,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series B	5.2500	10/01/28	222,666
840,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series A	5.0000	10/01/41	729,978
2,000,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series A	5.0000	10/01/51	1,634,262
550,000	Tarrant County Cultural Education Facilities (Obligor: CC Young Memorial Home) Series B(c)	6.3750	02/15/41	302,500
5,000,000	Tarrant County Cultural Education Facilities (Obligor: MRC Senior Living Fort Worth) Series A	6.7500	11/15/51	4,807,475
2,600,000	Tarrant County Cultural Education Facilities (Obligor: MRC Senior Living Fort Worth)	6.8750	11/15/55	2,511,233
5,000,000	Texas Department of Housing & Community Affairs	5.1250	09/01/53	5,207,725
				48,170,840
	UTAH — 5.7%
3,000,000	Black Desert Public Infrastructure District(b)	5.6250	12/01/53	3,097,432
1,350,000	Chelsey Public Infrastructure District No 1(b)	7.0000	12/01/42	1,396,408
1,500,000	Fields Estates Public Infrastructure District(b)	5.2500	12/01/53	1,522,923
725,000	Fields Estates Public Infrastructure District(b)	6.1250	03/01/55	740,045
1,000,000	Firefly Public Infrastructure District No 1(b)	5.6250	12/01/43	1,042,471
2,000,000	Firefly Public Infrastructure District No 1(b)	6.6250	03/01/54	2,082,020
1,500,000	Grapevine Wash Local District(b)	5.2500	12/01/44	1,483,312
1,000,000	Grapevine Wash Local District(b)	6.0000	03/01/55	1,003,323
2,000,000	Jordanelle Ridge Public Infrastructure District No 2(b)	7.7500	03/01/54	2,048,651
905,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.3750	07/15/42	814,821
300,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series B(b)	6.6250	07/15/47	273,401
1,460,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.5000	07/15/47	1,297,587
1,300,000	Wood Ranch Public Infrastructure District(b)	5.6250	12/01/53	1,346,625
				18,149,019
	WASHINGTON — 1.1%
2,000,000	Washington State Housing Finance Commission (Obligor: Eliseo Obligated Group) Series A	4.0000	01/01/57	1,497,019

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 92.7% (Continued)
	WASHINGTON — 1.1% (Continued)
1,075,000	Washington State Housing Finance Commission (Obligor: Lutheran Retirement Home Obligated Group) Series A(b)	5.0000	07/01/38	$ 934,443
900,000	Washington State Housing Finance Commission (Obligor: Seattle Academy of Arts)(b)	6.3750	07/01/63	998,281
				3,429,743
	WEST VIRGINIA — 2.4%
6,600,000	West Virginia Economic Development Authority (Obligor: Empire Trimodal Terminal)(b)	7.6250	12/01/40	5,654,891
1,000,000	West Virginia Economic Development Authority (Obligor: Entsorga West Virginia)(b)	8.7500	02/01/36	800,000
1,000,000	West Virginia Housing Development Fund	4.8500	11/01/49	1,035,965
				7,490,856
	WISCONSIN — 7.2%
1,000,000	Public Finance Authority(b)	8.0000	06/15/42	1,019,251
1,908,387	Public Finance Authority	5.7500	07/01/62	2,034,710
4,650,000	Public Finance Authority (Obligor: Austin FBO LLC) Series A(b)(e)(f)	7.0500	09/01/46	4,680,141
1,210,000	Public Finance Authority (Obligor: Cedars Obligated Group)(b)	5.5000	05/01/39	1,138,759
6,950,000	Public Finance Authority (Obligor: Cedars Obligated Group)	5.7500	05/01/54	6,170,658
600,000	Public Finance Authority (Obligor: Coral Academy of Science) Series A(b)	5.8750	06/01/52	615,692
900,000	Public Finance Authority (Obligor: Discovery Charter School) Series A(b)	6.6250	06/01/52	912,996
1,000,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(b)	7.5000	06/01/25	995,696
1,525,000	Public Finance Authority (Obligor: Explore Academy) Series A(b)	6.1250	02/01/48	1,490,732
400,000	Public Finance Authority (Obligor: Proton International Alabama LLC) Series A(b)(c)	6.8500	10/01/47	40,000
900,000	Public Finance Authority (Obligor: Shining Rock Classical) Series A	6.0000	06/15/52	902,910
505,000	Wisconsin Health & Educational Facilities (Obligor: Chiara Communities, Inc.) Series C	7.0000	07/01/43	446,778
2,500,000	Wisconsin Health & Educational Facilities (Obligor: Chiara Communities, Inc.) Series C	7.5000	07/01/53	2,228,011
				22,676,334
	TOTAL MUNICIPAL BONDS (Cost $356,916,441)			293,934,616

	TOTAL INVESTMENTS - 98.5% (Cost $375,499,101)			$ 312,589,829
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%			4,633,199
	NET ASSETS - 100.0%			$ 317,223,028

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

(a)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $177,297,235 or 55.9% of net assets.
(c)	Issuer in default.
(d)	Zero coupon bond.
(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of November 30, 2024 the total value of securities subject to the AMT was $50,072,892 or 15.8% of net assets.
(f)	Variable rate security; the rate shown represents the rate on November 30, 2024.